Account Payables and Accrued Expenses - Future lease payments included in the measurement of the lease liabilities (Details) $ in Thousands	Dec. 31, 2023 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Principal	$ 314
Interest	5
Total	319
2024
Disclosure of maturity analysis of operating lease payments [line items]
Principal	311
Interest	5
Total	316
2025
Disclosure of maturity analysis of operating lease payments [line items]
Principal	3
Total	$ 3